Investments in associates and joint arrangements - Vodafone Idea Limited (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Mar. 31, 2017
Statements of Financial Position [Abstract]
Goodwill	€ 31,271	€ 23,353		€ 23,353
Other intangible assets	22,252	17,652		17,652
Plant, property and equipment	39,197	27,432		37,658
Investments in associates and joint ventures	5,831	3,952		3,682
Other investments	792	870		870
Trade and other receivables	10,378	5,170		5,191
Total non-current assets	133,917	103,276		113,253
Taxation recoverable	275	264		264
Trade and other receivables	11,411	12,190		11,851
Other investments	7,089	13,012		13,012
Cash and cash equivalents	13,284	13,637		13,637
Total current assets	32,644	39,817		39,478
Total assets	168,168	142,862		152,500
Equity shareholders' funds	62,625	63,445	€ 68,607	63,188	€ 73,719
Long-term borrowings	62,892	48,685		56,079
Trade and other payables	5,189	2,938		2,901
Provisions	1,474	1,242		1,233
Total non-current liabilities	72,036	53,894		61,242
Short-term borrowings	11,826	4,270		6,916
Provisions	1,024	1,160		1,084
Trade and other payables	17,085	17,653		17,630
Total current liabilities	32,456	25,523		28,070
Total equity and liabilities	168,168	142,862		€ 152,500
Statement Of Cash Flow
Cash flows from operating activities	17,379	12,980	13,600
Cash flows from investing activities	(8,088)	(9,217)	(9,841)
Cash flows from financing activities	(9,352)	4,437	(7,234)
Net cash inflow/(outflow)	(61)	8,200	(3,475)
Cash and cash equivalents at beginning of the financial year	13,605	5,394	9,302
Exchange gain	(256)	11	(433)
Cash and cash equivalents at end of the financial year	13,288	13,605	€ 5,394
Vodafone Idea Limited
Statements of Financial Position [Abstract]
Goodwill	77	82
Other intangible assets	12,466	14,503
Plant, property and equipment	7,351	6,571
Investments in associates and joint ventures	687	734
Trade and other receivables	659	687
Total non-current assets	21,240	22,577
Taxation recoverable	1,106	1,443
Trade and other receivables	1,754	1,366
Other investments	55	866
Cash and cash equivalents	320	138
Other current financial assets		1
Total current assets	3,235	3,814
Total assets	24,475	26,391
Equity shareholders' funds	(3,475)	3,696
Long-term borrowings	15,757	13,797
Trade and other payables	44	198
Provisions	1	1,111
Other non-current financial liabilities	33	31
Total non-current liabilities	15,835	15,137
Short-term borrowings	2,979	4,289
Provisions	698	521
Trade and other payables	8,438	2,748
Total current liabilities	12,115	7,558
Total equity and liabilities	24,475	26,391
Statement Of Cash Flow
Cash flows from operating activities	1,422	378
Cash flows from investing activities	(735)	(637)
Cash flows from financing activities	(475)	(342)
Net cash inflow/(outflow)	212	(601)
Cash and cash equivalents at beginning of the financial year	127
Cash and cash equivalents on formation		716
Exchange gain	(19)	12
Cash and cash equivalents at end of the financial year	€ 320	€ 127